Summary of Significant Accounting Policies (Details) - USD ($)		2 Months Ended	12 Months Ended
	Mar. 21, 2016	Sep. 30, 2015	Sep. 30, 2016	Jul. 20, 2015
Summary of Significant Accounting Policies (Textual)
Forward split ratio	1 to 3:141
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	360,000,000	360,000,000	360,000,000
Cash and cash equivalents amounted		$ 994,830	$ 173,537
Income tax expense			$ 836